UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2012

Shares	COMMON STOCKS - 97.42%	Value
	Aerospace & Defense - 1.86%
37,000	CPI Aerostructures, Inc. (a)	$419,950
90,000	Kratos Defense & Security Solutions, Inc. (a)	508,500
		928,450
	Air Transport - 0.73%
33,000	AeroCentury Corp. (a)	363,000
		363,000
	Auto Parts & Equipment - 0.45%
108,000	SORL Auto Parts, Inc. (a)	223,560
		223,560
	Biotechnology - 2.67%
134,500	BioClinica, Inc. (a)	699,400
50,000	Trinity Biotech PLC - ADR	630,500
		1,329,900
	Building Materials - 1.00%
54,500	U.S. Home Systems, Inc.	496,495
		496,495
	Business Services - 10.22%
75,000	Datalink Corp. (a)	590,250
45,005	Edgewater Technology, Inc. (a)	168,769
600,000	GBS Enterprises, Inc.
	(Acquired 2/24/2011, Cost $750,000) (a)(b)	210,000
174,000	Innodata Isogen, Inc. (a)	668,160
553,000	Newtek Business Services, Inc. (a)	906,920
55,000	Perceptron, Inc. (a)	294,800
2,010,000	Quadrant 4 Systems Corp.
	(Acquired 1/18/2011, Cost $603,000) (a)(b)(c)(d)	361,800
490,000	Quadrant 4 Systems Corp. (a)(c)(d)	88,200
90,000	RCM Technologies, Inc. (a)	489,600
27,000	Rentrak Corporation (a)	505,440
210,000	SmartPros Ltd.	354,900
816,300	WidePoint Corp. (a)	457,128
		5,095,967
	Chemical & Related Products - 1.26%
50,800	Flexible Solutions International, Inc. (a)	67,056
40,000	TOR Minerals International, Inc. (a)	560,000
		627,056
	Commercial Services & Supplies - 0.63%
93,600	General Finance Corp. (a)	313,560
		313,560
	Computers & Electronics - 8.55%
290,000	ADDvantage Technologies Group, Inc. (a)	580,000
48,000	Astro-Med, Inc.	391,920
117,600	Concurrent Computer Corporation (a)	496,272
66,000	Cyberoptics Corp. (a)	545,820
275,000	Dot Hill Systems Corp. (a)	280,500
314,000	NAPCO Security Technologies, Inc. (a)	938,860
35,000	Rimage Corp.	243,250
145,000	Socket Mobile, Inc. (a)	181,250
55,000	Williams Controls, Inc.	602,250
		4,260,122
	Construction & Engineering - 2.12%
160,000	KSW, Inc.	601,600
66,500	MFRI, Inc. (a)	452,532
		1,054,132
	Consumer Products - Manufacturing - 4.79%
49,900	A.T. Cross Co. (a)	480,537
330,000	Emerson Radio Corp. (a)	663,300
26,985	Flexsteel Industries	577,209
150,000	Heelys, Inc. (a)	292,500
435,000	Sinohub, Inc. (a)	104,400
200,000	Tandy Brands Accessories, Inc. (a)	270,000
		2,387,946
	Consumer Services - 1.93%
130,000	Hudson Technologies, Inc. (a)	513,500
255,400	Noah Education Holdings Ltd. - ADR (a)	339,682
74,120	Primo Water Corp. (a)	110,439
		963,621
	Electronic Equipment & Instruments - 6.45%
99,000	Allied Motion Technologies, Inc.	579,150
373,200	Iteris, Inc. (a)	567,264
42,000	LGL Group, Inc. (a)	238,980
35,385	Magnetek, Inc. (a)	560,145
50,000	Schmitt Industries, Inc. (a)	180,000
238,000	Universal Power Group, Inc. (a)	454,580
276,000	Wells-Gardner Electronics Corp. (a)	634,800
		3,214,919
	Energy & Related Services - 1.04%
60,000	Acorn Energy, Inc.	520,800

		520,800
	Environmental Services - 2.45%
440,000	Perma-Fix Environmental Services (a)	466,400
1,125,000	TurboSonic Technologies, Inc. (a)	202,500
182,000	Versar, Inc. (a)	551,460
		1,220,360
	Financial Services - 9.88%
36,000	B of I Holding, Inc. (a)	726,120
136,789	Bank of Commerce Holdings	560,835
110,100	Hennessy Advisors, Inc.	310,482
40,000	Homeowners Choice, Inc.	725,200
80,000	HopFed Bancorp, Inc.	600,000
100,000	MicroFinancial, Inc.	965,000
104,900	Pacific Premier Bancorp (a)	934,659
72,012	Riverview Bancorp, Inc. (a)	102,257
		4,924,553
	Food - 3.50%
117,000	G. Willi-Food International Ltd. (a)	499,590
43,000	John B. Sanfilippo & Son, Inc. (a)	729,280
146,000	Willamette Valley Vineyards, Inc. (a)	515,380
		1,744,250
	Leisure - 3.57%
226,000	Century Casinos, Inc. (a)	616,980
151,000	Full House Resorts, Inc. (a)	412,230
151,781	Reading International, Inc. (a)	749,798
		1,779,008
	Medical Supplies & Services - 8.97%
115,000	Adcare Health Systems, Inc. (a)	430,100
179,000	Addus Homecare Corp. (a)	787,600
114,067	Allied Healthcare Products (a)	323,380
578,000	American BIO Medica Corp. (a)	92,480
48,706	Angeion Corp. (a)	270,805
39,100	Birner Dental Management Services, Inc.	645,541
83,000	Carriage Services, Inc.	670,640
400,000	Hooper Holmes, Inc. (a)	260,400
79,085	Lakeland Industries, Inc. (a)	521,961
500,000	Urologix, Inc. (a)	470,000
		4,472,907
	Minerals & Resources - 1.12%
1,100,000	Deer Horn Metals, Inc. (a)	43,875
170,000	Vista Gold Corp. (a)	513,400
		557,275
	Motion Pictures - 0.97%
90,333	Ballantyne Strong, Inc. (a)	483,282
		483,282
	Oil & Gas - 1.02%
133,280	American Standard Energy Corp.
	(Acquired 2/2/2011, Cost $435,750) (a)(b)	133,280
50,000	Hallador Energy Co.	376,000
		509,280
	Retail - 1.08%
98,349	1-800-Flowers.com, Inc. (a)	345,205
100,000	Hastings Entertainment, Inc. (a)	193,000
		538,205
	Semiconductor Related Products - 6.13%
90,000	AXT, Inc. (a)	314,100
185,000	inTEST Corp. (a)	614,200
419,100	On Track Innovations Ltd. (a)	645,414
300,000	Ramtron International Corp. (a)	819,000
67,700	Sparton Corporation (a)	662,783
		3,055,497
	Software - 3.79%
54,200	American Software, Inc. - Class A	436,852
361,000	ARI Network Services, Inc. (a)	379,050
70,000	Evolving Systems, Inc.	402,500
264,400	Navarre Corp. (a)	354,296
30,000	Versant Corp. (a)	318,000
		1,890,698
	Specialty Manufacturing - 6.85%
131,046	China Solar & Clean Energy Solutions, Inc.
	(Acquired 3/15/2005, 10/3/2005, and 3/5/2008, Cost $441,000) (a)(b)	3,931
74,000	Core Molding Technologies, Inc. (a)	595,330
141,500	CTI Industries Corp. (a)	714,575
516,190	Digital Ally, Inc. (a)	160,019
24,774	Friedman Industries	225,939
90,000	Manitex International, Inc. (a)	745,200
31,000	Nobility Homes, Inc.	176,080
32,000	Northern Technologies International Corp. (a)	321,760
675,000	Techprecision Corp. (a)	473,175
166,667	Worldwide Energy & Manufacturing USA, Inc.
	(Acquired 1/26/2010, Cost $749,997) (a)(b)(c)	–
46,183	Worldwide Energy & Manufacturing USA, Inc. (a)(c)	–
		3,416,009
	Telecommunications - 1.53%

311,000	Management Network Group, Inc. (a)		761,950
			761,950
	Transportation - 2.86%
300,000	Euroseas Ltd.		345,000
509,300	Frozen Food Express Industries, Inc. (a)		774,136
65,000	Vitran Corp, Inc. (a)		301,600
			1,420,736

	TOTAL COMMON STOCKS (Cost $55,260,510)		$48,553,538

Contracts	WARRANTS - 0.00%		Value
	Oil & Gas
35,625	American Standard Energy Corp. Warrant A
	(Acquired 2/24/2011, Cost $0)
	Expiration: 12/31/2012, Exercise Price: $5.00 (a)(b)(c)		$-

35,625	American Standard Energy Corp. Warrant B
	(Acquired 2/24/2011, Cost $0)
	Expiration: 12/31/2012, Exercise Price: $6.50 (a)(b)(c)		-

	Business Services
600,000	GBS Enterprises, Inc. Warrant
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/22/2014, Exercise Price: $1.50 (a)(b)(c)		-

1,666,667	Quadrant 4 Systems Corp. Warrant
	(Acquired 1/18/2011, Cost $0)
	Expiration: 1/1/2016, Exercise Price: $0.60 (a)(b)(c)		-

	Consumer Products - Manufacturing
52,500	Sinohub, Inc. Warrant
	(Acquired 3/21/2011, Cost $0)
	Expiration: 1/18/2016, Exercise Price: $0.60 (a)(b)(c)		-

	Specialty Manufacturing
418,518	Worldwide Energy & Manufacturing USA, Inc. Warrant
	(Acquired 1/26/2010, Cost $0)
	Expiration: 1/26/2015, Exercise Price: $5.65 (a)(b)(c)		-

	TOTAL WARRANTS (Cost $0)		$-

Principal
Amount	FIXED INCOME SECURITIES - 0.50%		Value
$250,000	Real Estate Investment Trust - 0.50%
	Monmouth Capital Corporation
	(Acquired 3/30/2005, Cost $250,000)
	8.00%, 3/30/2015 (b)(c)		$250,000
	TOTAL FIXED INCOME SECURITIES (Cost $250,000)		$250,000

Shares	SHORT TERM INVESTMENTS - 2.13%		Value
1,062,622	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.10%		$1,062,622
	TOTAL SHORT TERM INVESTMENTS (Cost $1,062,622)		$1,062,622

	Total Investments (Cost $56,573,132) - 100.05%		$49,866,160
	Liabilities in Excess of Other Assets - (0.05)%		(25,669)
	TOTAL NET ASSETS - 100.00%		$49,840,491

	Percentages are stated as a percent of net assets.

	ADR - American Depository Receipt
	(a) Non-income producing security.
	(b) Restricted under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt
	from registration, normally to qualified institutional buyers. At July 31, 2012, the value of restricted securities
	amounted to $959,011 or 1.92% of Net Assets.

(c)      The price for this security was derived from an estimate of fair market value using methods approved by the
           Fund's Board of Directors. These securities represent $700,000 or 1.40% of the Fund's Net Assets.

	(d) Affiliated issuer. See Note 3 in the Notes to the Schedule of Investments.

Notes to the Schedule of Investments

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

	Cost of investments	$56,573,132

	Gross unrealized appreciation	9,841,344
	Gross unrealized depreciation	(16,548,316)
	Net unrealized depreciation	$(6,706,972)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Fund’s investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Fund’s advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Fund’s fair value procedures allow for the use of certain methods performed by the Fund’s advisor to value those securities for which market quotations are not readily available, at a price that the Fund might reasonably expect to receive upon a sale of such securities. These methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012:

Description	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks
Consumer Discretionary	$ 9,346,788	$-	$ -	$9,346,788
Consumer Staples	1,854,689	-	-	1,854,689
Energy	509,280	-	-	509,280
Financials	4,924,553	-	-	4,924,553
Health Care	4,610,206	-	-	4,610,206
Industrials	10,980,002	655,032	-	11,635,034
Information Technology	12,503,708	841,920	-	13,345,628
Materials	1,410,270	917,090	-	2,327,360
Total Common Stocks	46,139,496	2,414,042	-	48,553,538
Fixed Income
Real Estate Investment Trusts	-	-	250,000	250,000
Total Fixed Income	-	-	250,000	250,000
Short Term Investments	1,062,622	-	-	1,062,622
Total Investments in Securities	$ 47,202,118	$2,414,042	$ 250,000	$49,866,160

Transfers into Level 1	$ 3,628,116
Transfers out of level 1	(1,964,043)
Net transfers in (out of) Level 1	$ 1,664,073

Transfers into Level 2	$ 1,964,043
Transfers out of Level 2	(3,628,116)
Net Transfers in (out of) Level 2	$ (1,664,073)

The securities transferred from Level 1 to Level 2 are due to the securities not trading on the last day of the reporting period.

The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the activity of the securities in Level 3 since the adoption of the pronouncement on November 1, 2011 to July 31, 2012:

		Beginning Balance - November 1, 2011		$ 450,000
		Net purchases/(sales)
		Transfers in/(out) of level 3		-
		Total realized and unrealized gains/(losses)		(200,000)
		Accrued accretion/(amortization)		-
		Ending Balance - July 31, 2012		$ 250,000

3. Transactions with Affiliates

The following issuers are affiliated with the Perritt Ultra MicroCap Fund; that is the Perritt Ultra MicroCap Fund held 5% or more of the outstanding voting securities during the period from November 1, 2011 through July 31, 2012. As defined in section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

					Share Balance	Dividend	Value
Issuer Name		Share Balance At November 1, 2011	Additions	Reductions	At July 31, 2012	Income	At July 31, 2012
TurboSonic Technologies, Inc. 1,110,000			15,000	-	1,125,000	$ -	$202,500
Quadrant 4 Systems Corp.(1) 2,500,000			-	-	2,500,000	-	450,000
						$ -	$652,500
	(1)	Issuer was not an affiliate as of July 31, 2012

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Perritt Funds, Inc.

By (Signature and Title) /s/ Michael J. Corbett
                                                Michael J. Corbett, President

Date  September 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael J. Corbett
                                                   Michael J. Corbett, President

Date September 21, 2012

By (Signature and Title)* /s/ Mark J. Buh
                                                   Mark J. Buh, Treasurer

Date September 21, 2012

* Print the name and title of each signing officer under his or her signature.